Financial Instruments - Net (Gains) Losses from Risk Management Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Net realized risk management loss (gain)	$ 64	$ (99)	$ (2)
Net unrealized risk management loss (gain)	13	(35)	37
Gains (losses) on change in fair value of derivatives	$ 77	$ (134)	$ 35